Revenues (Details) - Schedule of Group’s Revenues Disaggregated by Revenue - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Group 's Revenues Disaggregated by Revenue
Revenues from commissions (from Eventer)	$ 1,498	$ 1,472
Products (from Jeffs’ Brands)	3,871	2,343
Revenues from internet services (from Gix Internet)	48,016	(31,144)	[1]
Disaggregation of revenues	$ 53,385	$ 34,959

[1]	The revenues from Gix Internet are presented for the period from March 1, 2022, to June 30, 2022.